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                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER(SM) VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                         SUPPLEMENT DATED APRIL 13, 2009
            TO THE PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the charges for and features of certain optional benefits that will be effective for Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company. If approved in your state, these changes are effective for Contracts issued based on applications and necessary information that we receive at your Administrative Office on and after May 4, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONS, APPLICATIONS AND NECESSARY INFORMATION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON MAY 1, 2009.
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This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at PO Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at PO Box 14594, Des Moines IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

I. FEE INCREASE AND CHANGES FOR THE ENHANCED DEATH BENEFIT

If we receive your application and necessary information, in good order, at your Administrative Office on and after May 4, 2009, the following CURRENT charges will apply:

     . Enhanced Death Benefit (issue age 69 or younger): 0.75% of the Death Benefit Base.

     .    Enhanced Death Benefit (issue age 70-75): 0.95% of the Death Benefit
          Base.

     . If the Enhanced Death Benefit is elected with the GMIB Plus II, the charge for the Enhanced Death Benefit will NOT be reduced.

Please note that the MAXIMUM charge for the Enhanced Death Benefit that may apply in the event of an Automatic or Optional Step-Up is not changing and remains as described in the Prospectus.

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Additionally, if we receive your application and necessary information, in good order, at your Administrative Office on and after May 4, 2009, the following changes to the Enhanced Death Benefit will apply:

     . The Annual Increase Amount: the annual increase rate is 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     . Withdrawal adjustments are accumulated at the annual increase rate of 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter and withdrawal adjustments in a Contract Year are determined on a dollar for dollar basis if total partial withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the previous Contract Anniversary..

II. CHANGES FOR GMIB PLUS II

For Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after May 4, 2009, the following changes will apply to GMIB Plus II:
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     .    The GMIB Annuity Table specified in your Contract will be calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by state law), and the income payment type you select. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. For the Annual Increase Amount the annual increase rate is 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     . Withdrawal adjustments are accumulated at the annual increase rate of 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter and withdrawal adjustments in a Contract Year are determined on a dollar for dollar basis if total partial withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the previous Contract Anniversary.

     . If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity payment options:

          .    1. Lifetime Income Annuity with a 5-Year Guarantee Period; or

          . 2. Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years.

In addition, except for Contracts issued in New York State, for Contracts issued based on applications and necessary information that we receive, in good order, at your

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Administrative Office on and after May 4, 2009, the following changes apply to the GMIB Plus II:

     . The GMIB payout rates are enhanced to equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday;
          (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

     . The GMIB payout rates are enhanced to equal or exceed 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

For Contracts issued in New York State only, for Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after May 4, 2009, the Annual Increase Amount is limited to a maximum of 270% of your purchase payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up, and the Lifetime Income Annuity for Two with a 5-Year Guarantee Period is available only if the youngest annuitant's attained age is 35 or older.

Please note the Enhanced Death Benefit and the GMIB Plus II examples in the Prospectus currently reflect a 6% Annual Increase Amount and annual increase rate for withdrawals. Effective May 4, 2009, this percentage will be 5% in accordance with the above. The Enhanced Death Benefit is not available in New York State.

III. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN BENEFITS (LIFETIME WITHDRAWAL GUARANTEE II, GMIB PLUS II AND ENHANCED DEATH BENEFIT)

If you elect the Lifetime Withdrawal Guarantee II, GMIB Plus II or Enhanced Death Benefit, you must comply with certain investment allocation restrictions as described in the Prospectus. For Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after May 4, 2009, the following changes will apply to the "Investment Allocation Restrictions for Certain Benefits" section of the
Prospectus:

     1. The American Funds Growth Allocation Investment Division, Met/Franklin Templeton Founding Strategy Investment Division, SSgA Growth ETF Investment Division, and MetLife Moderate to Aggressive Allocation Investment Division are no longer available in option A.

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     2.   If you choose option B, you must allocate:

          . at least 30% of purchase payments or Account Value to Platform 1 investment choices and/or to the Fixed Account;

          . up to 70% of purchase payments or Account Value to Platform 2 investment choices;

          . up to 15% of purchase payments or Account Value to Platform 3 investment choices; and

          . up to 15% of purchase payments or Account Value to Platform 4 investment choices.

If you are applying for either the Lifetime Withdrawal Guarantee II, GMIB Plus II or Enhanced Death Benefit prior to May 4, 2009, and you anticipate that we will not receive your application and necessary paperwork until on or after May 4, 2009, please be sure your investment allocations follow the investment allocation restrictions described in your Prospectus including the above noted changes. Applications that we receive on and after May 4, 2009 that do not reflect these changes to our investment allocation restrictions for these optional benefits will delay the processing of your application to purchase the Contract.

IV. THE INDEX SELECTOR (SM) OPTIONAL AUTOMATED INVESTMENT STRATEGY

The Moderate to Aggressive asset allocation model in the Index Selector automated investment strategy is no longer available with the Enhanced Death Benefit, GMIB Plus II or Lifetime Withdrawal Guarantee II optional riders.

V. GMIB II

Please note, sales of GMIB II described in the Prospectus are suspended until further notice effective for applications and necessary paperwork received on and after May 4, 2009.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PO Box 10342 (MetLife)                                 Telephone: (800) 638-7732
PO Box 14594 (NEF)                                                (800) 435-4117
Des Moines, IA 50306-0342

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